Income tax - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of the valuation allowance
Balance at the beginning of the year	¥ 77,440	¥ 76,355
(Reversal) addition during the year	(38)	3,885
Reduction as a result of expiry of net operating loss carried forward	(30)	(2,800)
Balance at the end of the year	¥ 77,372	¥ 77,440